Wireless Licenses, Goodwill and Other Intangible Assets - Changes in Carrying Value of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Beginning balance	$ 24,614
Acquisitions (Note 3)	20
Reclassifications, adjustments and other	1
Ending balance	24,635
Goodwill accumulated impairment charge		$ 4,600
Operating Segments | Historical Wireless
Goodwill [Line Items]
Beginning balance	18,397
Acquisitions (Note 3)	0
Reclassifications, adjustments and other	0
Ending balance	18,397
Operating Segments | Historical Wireline
Goodwill [Line Items]
Beginning balance	3,871
Acquisitions (Note 3)	20
Reclassifications, adjustments and other	1
Ending balance	3,892
Historical Other
Goodwill [Line Items]
Beginning balance	2,346
Acquisitions (Note 3)	0
Reclassifications, adjustments and other	0
Ending balance	$ 2,346